Consolidated Statements of Changes in Stockholders Deficit (Unaudited - USD ($)	Preferred Stock	Common Stock	Additional Paid-In Capital	Accumulated Deficit	Accumulated Other Comprehensive Income (Loss)	Total
Beginning Balance, Shares at Jun. 30, 2017		600,000
Beginning Balance, Amount at Jun. 30, 2017		$ 183,652	$ 61,411	$ (1,394,336)	$ 46,573	$ (1,458,148)
Imputed interest			100,175			100,175
Imputed rent			1,400			1,400
Foreign currency translation adjustment					68,370	68,370
Net Loss				(525,393)		(525,393)
Ending Balance, Shares at Jun. 30, 2018		720,802,346
Ending Balance, Amount at Jun. 30, 2018		$ 720,802	225,473	(2,855,172)	17,791	(1,891,106)
Recapitalization, Shares		706,125,000
Recapitalization, Amount		$ 706,125	(225,473)	(907,045)		(426,393)
Series A Preferred Stock issued	68,408					68,408
Imputed interest			33,064			33,064
Foreign currency translation adjustment					47,450	47,450
Net Loss				(204,040)		(204,040)
Ending Balance, Shares at Sep. 30, 2018		1,426,927,346
Ending Balance, Amount at Sep. 30, 2018	$ 68,408	$ 1,426,927	$ 33,064	$ (3,966,257)	$ 65,241	$ (2,372,617)